Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Fair Value of RSU and PSU Awards Measured Using the Share Price at the Grant Date

The fair values of the Restricted Share Unit (RSU) and Performance Share Unit (PSU) awards were measured using the share price on the grant date adjusted for expected annual dividend yield of 0.30% and 0.25% respectively, for the First Vesting Period and the Second Vesting Period, as these RSU and PSU awards do not have the right to receive ordinary dividends prior to vesting.

	Long Term Incentive Plan 2023 -2027	Long Term Incentive Plan 2023 -2027	Long Term Incentive Plan 2023 -2027 - further assignments
	Granted in 2023	Granted in 2024	Granted in 2024
Performance Share Units (PSUs)	EUR 16.44	EUR 23.03	EUR 16.92
Restricted Share Units (RSUs) - I Installment	EUR 16.54	EUR 23.16	EUR 17.03 - 17.43 - 18.67
Restricted Share Units (RSUs) - II Installment	EUR 16.49	EUR 23.11	EUR 16.98 - 17.39 - 18.62
Restricted Share Units (RSUs) - III Installment	EUR 16.44	EUR 23.03	EUR 16.92 - 17.34 - 18.56

Summary of Unvested Number of PSUs and RSUs

Changes to the unvested number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

number of shares	Outstanding PSUs	Outstanding RSUs
At January 1, 2023	—	—
Granted (*)	145,670	145,670
Forfeited	(1,390)	(1,390)
At December 31, 2023	144,280	144,280
Granted (**)	84,321	109,037
Forfeited	(42,471)	(40,794)
Vested (***)	—	(40,484)
At December 31, 2024	186,130	172,039

*Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the First Vesting Period

**Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the Second Vesting Period

***The vested shares related to the RSUs I Installment were awarded to the beneficiaries on June 10, 2024

Summary of Unvested Number of Shares for the Share Based Compensation of Board Members

Changes to the unvested number of shares for the share-based compensation of Board members are as follows:

number of shares	Outstanding RSUs
At January 1, 2024	44,996
Granted (*)	22,750
Vested (**)	(44,996)
Forfeited	(3,250)
At December 31, 2024	19,500

*Granted on May 22, 2024

**The vested shares were granted to Board members in 2022 and 2023 and were subject to the condition of tenure until the date of approval of the financial statements of the Company as at December 31, 2023. The vested shares were awarded to the beneficiaries on June 10, 2024.